Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Global Technology Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class A
Trading Symbol	CTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 136	1.17%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Overall stock selection was positive.
Individual holdings
| Top individual contributors to relative performance were Apple, Microsoft and Meta.
Top Performance Detractors
Allocations
| Overall sector allocation was negative.
Individual holdings
| Top individual detractors to relative performance were NVIDIA, Alphabet and Visa.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a),(b)	33.13	20.67	19.39
Class A (including sales charges) (a),(b)	25.47	19.25	18.68
S&P Global 1200 Information Technology Index (Net)	37.92	24.33	19.90
MSCI ACWI Index (Net)	23.44	12.14	8.78
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,430,923,132
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 23,443,760
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,430,923,132
Total number of portfolio holdings	103
Management services fees (represents 0.80% of Fund average net assets)	$ 23,443,760
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Technology Growth Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Advisor Class
Trading Symbol	CTYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at c olumbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Overall stock selection was positive.
Individual holdings
| Top individual contributors to relative performance were Apple, Microsoft and Meta.
Top Performance Detractors
Allocations
| Overall sector allocation was negative.
Individual holdings
| Top individual detractors to relative performance were NVIDIA, Alphabet and Visa.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	33.46	20.97	19.69
S&P Global 1200 Information Technology Index (Net)	37.92	24.33	19.90
MSCI ACWI Index (Net)	23.44	12.14	8.78
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,430,923,132
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 23,443,760
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,430,923,132
Total number of portfolio holdings	103
Management services fees (represents 0.80% of Fund average net assets)	$ 23,443,760
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio compos it
ion is su
bje
ct to change.
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Technology Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Class C
Trading Symbol	CTHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 222	1.92%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Overall stock selection was positive.
Individual holdings
| Top individual contributors to relative performance were Apple, Microsoft and Meta.
Top Performance Detractors
Allocations
| Overall sector allocation was negative.
Individual holdings
| Top individual detractors to relative performance were NVIDIA, Alphabet and Visa.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges) (a),(b)	32.15	19.77	18.49
Class C (including sales charges) (a),(b)	31.15	19.77	18.49
S&P Global 1200 Information Technology Index (Net)	37.92	24.33	19.90
MSCI ACWI Index (Net)	23.44	12.14	8.78
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,430,923,132
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 23,443,760
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,430,923,132
Total number of portfolio holdings	103
Management services fees (represents 0.80% of Fund average net assets)	$ 23,443,760
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio co
m
position is subject to change.
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%
Equity Sector Allo
ca
tion
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Technology Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional Class
Trading Symbol	CMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Overall stock selection was positive.
Individual holdings
| Top individual contributors to relative performance were Apple, Microsoft and Meta.
Top Performance Detractors
Allocations
| Overall sector allocation was negative.
Individual holdings
| Top individual detractors to relative performance were NVIDIA, Alphabet and Visa.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	33.47	20.98	19.69
S&P Global 1200 Information Technology Index (Net)	37.92	24.33	19.90
MSCI ACWI Index (Net)	23.44	12.14	8.78
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,430,923,132
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 23,443,760
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,430,923,132
Total number of portfolio holdings	103
Management services fees (represents 0.80% of Fund average net assets)	$ 23,443,760
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represen te
d as a percentage of Fund net assets. D
eriv
atives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Technology Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 101	0.87%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Overall stock selection was positive.
Individual holdings
| Top individual contributors to relative performance were Apple, Microsoft and Meta.
Top Performance Detractors
Allocations
| Overall sector allocation was negative.
Individual holdings
| Top individual detractors to relative performance were NVIDIA, Alphabet and Visa.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a),(b)	33.55	21.04	19.78
S&P Global 1200 Information Technology Index (Net)	37.92	24.33	19.90
MSCI ACWI Index (Net)	23.44	12.14	8.78
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,430,923,132
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 23,443,760
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,430,923,132
Total number of portfolio holdings	103
Management services fees (represents 0.80% of Fund average net assets)	$ 23,443,760
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Inform
ati
on Technolo
gy S
ub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Technology Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Technology Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 96	0.82%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Overall stock selection was positive.
Individual holdings
| Top individual contributors to relative performance were Apple, Microsoft and Meta.
Top Performance Detractors
Allocations
| Overall sector allocation was negative.
Individual holdings
| Top individual detractors to relative performance were NVIDIA, Alphabet and Visa.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b),(c)	33.61	21.11	19.81
S&P Global 1200 Information Technology Index (Net)	37.92	24.33	19.90
MSCI ACWI Index (Net)	23.44	12.14	8.78
(a)
The returns shown for periods prior to March 1, 2016 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund's performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,430,923,132
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 23,443,760
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,430,923,132
Total number of portfolio holdings	103
Management services fees (represents 0.80% of Fund average net assets)	$ 23,443,760
Portfolio turnover for the reporting period	7%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as
a p
ercentage of Fund n
et
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.4%
Apple, Inc.	9.2%
Microsoft Corp.	9.1%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	3.5%
Amazon.com, Inc.	3.1%
Lam Research Corp.	2.9%
Meta Platforms, Inc., Class A	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4%
Synopsys, Inc.	2.2%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds